Fair Value Measurements - Schedule of Quantitative Information Regarding Market Assumptions (Detail)	Jun. 30, 2026	Mar. 05, 2026
Implied share price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance		9.51
Implied share price [Member] | Private Warrants - Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	9.22	9.51
Implied share price [Member] | Private Warrants - Underwriters [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	9.22	9.5
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance		5
Volatility [Member] | Private Warrants - Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	24	5
Volatility [Member] | Private Warrants - Underwriters [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	21	7
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance		3.92
Risk-free rate [Member] | Private Warrants - Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	4.27	3.92
Risk-free rate [Member] | Private Warrants - Underwriters [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	4.14	3.69
Expected term to De-SPAC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance		6 months
Expected term to De-SPAC [Member] | Private Warrants - Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	3 months 18 days	6 months
Term (Years) [Member] | Private Warrants - Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	7 years 3 months 18 days	7 years 6 months
Term (Years) [Member] | Private Warrants - Underwriters [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	4 years 8 months 12 days	5 years
Probability of De-SPAC and market adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance		45
Probability of De-SPAC and market adjustment [Member] | Private Warrants - Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	45	45
Probability of De-SPAC and market adjustment [Member] | Private Warrants - Underwriters [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants at issuance	45	45